SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Distribution
On February 2, 2023, the Board of Directors declared a quarterly distribution in the amount of $0.0625 per Unit, payable on March 31, 2023 to Unitholders of record as at the close of business on February 28, 2023.
(b)Other
On January 31, 2023, the partnership completed a tuck-in acquisition of a leading rental provider in the U.K. at its modular building leasing services operations. The business was acquired for approximately $415 million, funded with debt and equity.
Due to the recent closing of the acquisition, the complete valuation and initial purchase price accounting for the business combination are not available as at the date of release of these consolidated financial statements. As a result, the partnership has not provided amounts recognized as at the acquisition date for certain major classes of assets acquired and liabilities assumed.